Offerings	May 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	19,047,620
Proposed Maximum Offering Price per Unit	21.00
Maximum Aggregate Offering Price	$ 400,000,020.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240.00
Offering Note	The filing fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416 under the Securities Act, this prospectus supplement also covers such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. In accordance with Rules 456(b) and 457(r) of the Securities Act, the Registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-292868 filed on January 22, 2026 (the "Registration Statement"). This registration fee table shall be deemed to update the "Calculation of Filing Fee Table" in the Registration Statement in accordance with Rules 456(b) and 457(r) under the Securities Act, which registration fee is paid herewith for the related offering. The prospectus supplement to which this registration fee table is attached, together with the base prospectus contained in the Registration Statement, is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants to Purchase Common Shares
Fee Rate	0.01381%
Offering Note	Common shares being registered are issuable upon exercise of the warrants (as defined in the prospectus supplement). The registration fee is calculated in accordance with Rule 457(r) under the Securities Act. Pursuant to Rule 457(g), no additional fee is payable for the warrants. See also Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares issuable upon exercise of the Warrants
Amount Registered | shares	19,047,620
Proposed Maximum Offering Price per Unit	26.25
Maximum Aggregate Offering Price	$ 500,000,025.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	Consists of up to 19,047,620 common shares issuable upon exercise of the warrants. The registration fee is calculated in accordance with Rule 457(r) under the Securities Act. The "Proposed Maximum Offering Price Per Unit" represents the exercise price of $26.25 per common share issuable pursuant to the warrants. See also Note 1.